Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Employee Stock Option [Member]	Sep. 30, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667	8,942,628	7,921,904	9,473,661	8,942,628
Granted			691,250	1,095,000	2,745,000	351,250
Exercised	(940,000)	(1,336,668)	0	0
Expired or Canceled			(85,217)	(74,276)	(72,744)	(65,645)
Forfeited	0	(7,450,000)	(75,000)	0
Vested (RSAs)
Outstanding ending balance	62,993,663	61,936,036	9,473,611	8,942,628	12,145,917	9,228,233
Exercise Price
Outstanding beginning balance	$ 0.30	$ 0.34	$ 0.82	$ 1.12	$ 0.70	$ 0.82
Granted	$ 0.38	$ 0.58	$ 0.3	$ 0.53	$ 0.39	$ 0.33
Exercised	$ 0.28	$ 0.28	$ 0	$ 0
Expired or Canceled			$ 10.77	$ 28.3	$ 0.85	$ 12.47
Forfeited		$ 0.78	$ 0.41	$ 0
Vested (RSAs)
Outstanding ending balance	$ 0.30	$ 0.30	$ 0.7	$ 0.82	$ 0.63	$ 0.72
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 2 months 12 days	5 years 6 months	6 years 6 months	7 years	5 years 9 months 21 days	6 years 5 months 22 days
Granted	4 years 6 months	6 years 7 months 9 days	9 years 7 months 9 days	9 years 6 months	9 years 11 months 1 day	9 years 10 months 20 days
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days	5 years 9 months 22 days	6 years 6 months	6 years 4 months 16 days	6 years 2 months 1 day
Aggregate Intrinsic Value
Outstanding beginning balance	$ 8,258	$ 16,278	$ 259	$ 874	$ 153,850	$ 258,555
Granted	35	367	49	8	901
Forfeited			3
Outstanding ending balance	$ 5,344	$ 8,258	$ 154	$ 259	$ 45,084	$ 6,419